Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Pre Tax Earnings	Pre-tax earnings consisted of the following for the years ended December 31, 2012 and 2011:
December 31,	2012	2011

Total Pre-Tax (Loss) Earnings	$363,038	$(3,851,892)

Schedule of Components of Income Tax Expense (Benefit)

The provision (benefit) for income taxes for the years ended December 31, 2012 and 2011 was as follows:

	2012	2011

Current Income Tax Provision (Benefit)
Federal – (all related to Gain on Sale of Discontinued Operations)	$19,800	$—
State and Foreign	20,398	27,689
State Tax Credit Refund	—	—
Net Change in Liability for Unrecognized Tax Benefits	—	—
	$40,198	$27,689
Deferred Provision (Benefit)	—	—

Total Provision (Benefit)	$40,198	$27,689

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the statutory U.S. federal income tax rate to the effective rates for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011
Federal Income Tax at Statutory Rate	34.0%	34.0%
State Tax Provision, Net of Federal Benefit	3.5%	—
Meals and Entertainment	1.4%	(0.3)%
Stock Compensation Expense	16.1%	(2.6)%
Research and Development Credits	4.2%	(0.7)%
Officer’s Life Insurance	0.3%	—
Change in Rate Assumptions	(114.5)%	—
Adjustments to Prior Year Tax Credits	(11.6)%	—

Effective Tax Rate	(66.6)%	30.4%
Change in Valuations Allowance	77.7%	(30.4)%

Net Effective Tax Rate	11.1%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets (liabilities) for the years ended December 31, 2012 and 2011 consist of the following:

	2012	2011
Assets
Current
Inventory and Inventory Related Items	$234,000	$103,000
Warranty Reserves	32,000	14,000
Accrued Interest	152,000	73,000
Accrued Services	28,000	4,000
Accrued Loss Contingency	9,000		-
Non-Current
Net Operating Loss Carryforwards	2,881,000	3,267,000
Accrued Compensation	405,000	122,000
Tax Credit Carryforwards	1,399,000	1,347,000
Depreciation	11,000	9,000

Total Gross Deferred Tax Assets	$5,151,000	$4,939,000
Valuation Allowance — 100%	(5,151,000)	(4,939,000)

Total Net Deferred Tax Assets	$—	$—

Liabilities
Current
Patent costs	$-	$70,000

Total Gross Deferred Tax Liabilities	-	70,000
Valuation Allowance — 100%	-	(70,000)

Total Net Deferred Tax Liability	$—	$—

Net Deferred Tax	$—	$—

	2012	2011
Net Current Deferred Tax Assets	$—	$—
Net Long-Term Deferred Tax Assets	$—	$—

Summary of Valuation Allowance

The following table summarizes the activity in the valuation allowance account for 2012 and 2011:

Balance, December 31, 2010	$4,256,000

Additions Relating to Uncertain Future Realization of
Net Operating Losses	536,000
Federal Tax Credits	50,000
State Research and Development Tax Credits	27,000

Balance, December 31, 2011	$4,869,000

Additions Relating to Uncertain Future Realization of
Net Operating Losses	230,000
Federal Tax Credits	27,000
State Research and Development Tax Credits	25,000

Balance, December 31, 2012	$5,151,000